Columbia Funds Variable Insurance Trust
                                Supplement to the
                         Prospectuses dated May 1, 2006


          Columbia Asset Allocation Fund, VS                 Columbia Money Market Fund, VS
         Columbia Federal Securities Fund, VS               Columbia S&P 500 Index Fund, VS
           Columbia International Fund, VS                 Columbia Small Cap Value Fund, VS
          Columbia Large Cap Growth Fund, VS                 Columbia Small Company Growth Fund, VS
          Columbia Large Cap Value Fund, VS                Columbia Strategic Income Fund, VS
           Columbia Mid Cap Value Fund, VS



1. All prospectuses are revised to add the below section entitled "PORTFOLIO HOLDINGS DISCLOSURE" immediately prior to the section entitled "TRUST MANAGEMENT ORGANIZATIONS."


     PORTFOLIO HOLDINGS DISCLOSURE
--------------------------------------------------------------------------------
     A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the Funds' Statement of Additional Information.



2. For all prospectuses, the third paragraph of the back cover is deleted in its entirety.




















                                                              February 27, 2007

                      Columbia Funds Variable Insurance Trust
                                Supplement to the
                      Statement of Additional Information
                                Dated May 1, 2006


          Columbia Asset Allocation Fund, VS                 Columbia Money Market Fund, VS
        Columbia Federal Securities Fund, VS               Columbia S&P 500 Index Fund, VS
           Columbia International Fund, VS                 Columbia Small Cap Value Fund, VS
          Columbia Large Cap Growth Fund, VS                 Columbia Small Company Growth Fund, VS
         Columbia Large Cap Value Fund, VS                Columbia Strategic Income Fund, VS
           Columbia Mid Cap Value Fund, VS



The section of the Statement of Additional Information entitled "DISCLOSURE OF PORTFOLIO INFORMATION" is hereby removed and replaced in its entirety with the following disclosure:

         Disclosure of Fund Information

         The Board has adopted policies and procedures with respect to the disclosure of the Funds' portfolio holdings by the Funds, CMA and their affiliates. These policies and procedures are designed to ensure that disclosure of information regarding the Funds' portfolio securities is in the best interest of Fund shareholders and to address conflicts between the interests of a Fund's shareholders, on the one hand, and those of CMA, CMD or any affiliated person of a Fund, on the other. These policies and procedures provide that Fund portfolio holdings information generally may not be disclosed to any party prior to: (1) the business day next following the posting of such information on the Funds' website, if applicable, or (2) the time a Fund discloses the information in a publicly available SEC filing required to include such information. Certain limited exceptions that have been approved consistent with the policies and procedures are described below. The Board will be updated as needed regarding compliance with these policies and procedures. The policies and procedures prohibit CMA and the Funds' other service providers from entering into any agreement to disclose Fund portfolio holdings information in exchange for any form of consideration. These policies and procedures apply to all categories of funds and include variations tailored to the different categories of funds. Under this tailored approach, some of the provisions described here do not apply to Funds covered by this SAI. CMA has also adopted policies and procedures to monitor for compliance with these portfolio holdings disclosure policies and procedures.

         Public Disclosures

         The Funds' portfolio holdings are currently disclosed to the public through required filings with the SEC and on the Funds' website. This information is available on the Funds' website as described below.

|X| For equity, convertible, balanced and asset allocation Funds, a complete list of portfolio holdings as of a month-end is posted approximately 30 calendar days after such month-end.
|X| For fixed income Funds, a complete list of portfolio holdings as of a fiscal quarter-end is posted approximately 60 calendar days after such quarter-end.
|X| For money market Funds, a complete list of portfolio holdings as of a month-end is posted approximately the fifth business day after such month-end.

         Certain Funds shall also disclose their largest holdings, as a percent of the Funds' portfolios, as of month-end on their website generally within 15 calendar days after such month-end; with the equity Funds posting their largest 10-15 holdings, the balanced Funds posting their largest 5 equity holdings, and certain fixed income Funds posting their top 5-15 holdings.

         The scope of the information provided pursuant to the Funds' policies relating to each Fund's portfolio that is made available on the website may change from time to time without prior notice.

         The Funds file their portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of each Fund's fiscal year). Shareholders may obtain the Funds' Form N-CSR and N-Q filings on the SEC's website at www.sec.gov, a link to which is provided on the Columbia Funds' website. In addition, the Funds' Form N-CSR and N-Q filings may be reviewed and copied at the SEC's public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC's website or the operation of the public reference room.

         With respect to the variable insurance trusts, holdings information is disclosed no earlier than the time such information is filed in a publicly available SEC filing required to include such information.

         The Funds, CMA and their affiliates may include portfolio holdings information that has already been made public through a web posting or SEC filing in marketing literature and other communications to shareholders, advisers or other parties, provided that the information is disclosed no earlier than the business day after the date the information is disclosed publicly on the Funds' website or no earlier than the time the Funds file such information in a publicly available SEC filing required to include such information.

         Other Disclosures

         The Funds' policies and procedures provide that no disclosures of the Funds' portfolio holdings may be made prior to the holdings information being made public unless (1) the Funds have a legitimate business purpose for making such disclosure, (2) the Funds' chief executive officer authorizes such non-public disclosure of information, and (3) the party receiving the non-public information enters into an appropriate confidentiality agreement or is otherwise subject to a confidentiality obligation.

         In determining the existence of a legitimate business purpose, the following factors, and any additional relevant factors, are considered: (1) that any prior disclosure must be consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of CMA; (2) any conflicts of interest between the interests of Fund shareholders, on the one hand, and those of CMA, CMD or any affiliated person of a Fund, on the other; and (3) that prior disclosure to a third party, although subject to a confidentiality agreement, would not make lawful conduct that is otherwise unlawful.

         In addition, the Funds periodically disclose their portfolio information on a confidential basis to various service providers that require such information in order to assist the Funds with their day-to-day business affairs. In addition to CMA and its affiliates, these service providers include the Funds' sub-advisers, the Funds' independent registered public accounting firm, legal counsel, financial printers, the Funds' proxy solicitor, the Funds' proxy voting service provider, and rating agencies that maintain ratings on certain Columbia Funds. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Funds. The Funds may also disclose portfolio holdings information to broker/dealers and certain other entities in connection with potential transactions and management of the Funds, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

         The Funds currently have ongoing arrangements with certain approved recipients to disclose portfolio holdings information prior to such information being made public. Portfolio holdings information disclosed to such recipients is current as of the time of its disclosure and is disclosed to each recipient solely for purposes consistent with the services described below and has been authorized by the Funds' chief executive officer. These special arrangements are the following:



------------------------ ----------------------- ------------------------------- -------------------------
                                                          CONDITIONS/
                             COMPENSATION/           RESTRICTIONS ON USE OF
 IDENTITY OF RECIPIENT   CONSIDERATION RECEIVED           INFORMATION            FREQUENCY OF DISCLOSURE
------------------------ ----------------------- ------------------------------- -------------------------
------------------------ ----------------------- ------------------------------- -------------------------
Electra Information      None                    Use of holdings information     Daily
Systems                                          for trade reconciliation
                                                 purposes.
------------------------ ----------------------- ------------------------------- -------------------------
------------------------ ----------------------- ------------------------------- -------------------------
Standard & Poor's        None                    Vendor uses to maintain         Weekly
                                                 ratings for certain money
                                                 market funds.
------------------------ ----------------------- ------------------------------- -------------------------
------------------------ ----------------------- ------------------------------- -------------------------
InvestorTools, Inc.      None                    Access to holdings granted      Real time
                                                 solely for the purpose of
                                                 testing back office
                                                 conversion of trading systems.
------------------------ ----------------------- ------------------------------- -------------------------
------------------------ ----------------------- ------------------------------- -------------------------
ING Insurance Company    None                    Access to holdings granted      Quarterly
                                                 for specific Funds for ING's
                                                 creation of
                                                 client/shareholder
                                                 materials.  ING may not
                                                 distribute materials until
                                                 the holdings information is
                                                 made public.
------------------------ ----------------------- ------------------------------- -------------------------
------------------------ ----------------------- ------------------------------- -------------------------
Glass-Lewis              None                    Glass-Lewis receives holdings   Daily
                                                 information in connection
                                                 with testing the firm's proxy
                                                 services.
------------------------ ----------------------- ------------------------------- -------------------------
------------------------ ----------------------- ------------------------------- -------------------------
CMS Bondedge             None                    CMS Bondedge is the vendor      Ad-hoc
                                                 for an application used by
                                                 CMA's Fixed Income Portfolio
                                                 Management team as an
                                                 analytical and trading tool.
                                                 CMS Bondedge may receive
                                                 holdings information to
                                                 assist in resolving technical
                                                 difficulties with the
                                                 application.
------------------------ ----------------------- ------------------------------- -------------------------
------------------------ ----------------------- ------------------------------- -------------------------
Linedata Services, Inc.  None                    Linedata is the software        Ad-hoc
                                                 vendor for the LongView Trade
                                                 Order Management System.
                                                 Linedata may receive holdings
                                                 information to assist in
                                                 resolving technical
                                                 difficulties with the
                                                 application.
------------------------ ----------------------- ------------------------------- -------------------------
------------------------ ----------------------- ------------------------------- -------------------------
JP Morgan                None                    JP Morgan provides the High     Monthly
                                                 Yield team with peer group
                                                 analysis reports for purposes
                                                 of analyzing the portfolio.
------------------------ ----------------------- ------------------------------- -------------------------
------------------------ ----------------------- ------------------------------- -------------------------
Malaspina                None                    Vendor uses to facilitate       Quarterly
Communications                                   writing, publishing, and
                                                 mailing Fund shareholder
                                                 reports and communications
                                                 including shareholder letter
                                                 and management's discussion of
                                                 fund performance.
------------------------ ----------------------- ------------------------------- -------------------------
------------------------ ----------------------- ------------------------------- -------------------------
Data Communique          None                    Vendor uses to automate         Quarterly
                                                 marketing materials.  Vendor
                                                 receives top holdings
                                                 information to populate data
                                                 in fact sheet templates.
------------------------ ----------------------- ------------------------------- -------------------------


------------------------ ----------------------- ------------------------------- -------------------------
                                                          CONDITIONS/
                             COMPENSATION/           RESTRICTIONS ON USE OF
 IDENTITY OF RECIPIENT   CONSIDERATION RECEIVED           INFORMATION            FREQUENCY OF DISCLOSURE
------------------------ ----------------------- ------------------------------- -------------------------
------------------------ ----------------------- ------------------------------- -------------------------
Evare LLP                None                    Evare obtains account           Daily
                                                 information for purposes of
                                                 standardizing and
                                                 reformatting data according
                                                 to CMA's specifications for
                                                 use in the reconciliation
                                                 process.
------------------------ ----------------------- ------------------------------- -------------------------
------------------------ ----------------------- ------------------------------- -------------------------
Factset Data Systems,    None                    FactSet provides quantitative   Daily
Inc.                                             analytics, charting and
                                                 fundamental data to CMA.
                                                 FactSet requires holdings
                                                 information to provide the
                                                 analytics.
------------------------ ----------------------- ------------------------------- -------------------------
------------------------ ----------------------- ------------------------------- -------------------------
RR Donnelly/WE Andrews   None                    Printers for the Funds'         Monthly
                                                 prospectuses, supplements,
                                                 SAIs, fact sheets,
                                                 brochures.
------------------------ ----------------------- ------------------------------- -------------------------
------------------------ ----------------------- ------------------------------- -------------------------
Merrill and Bowne        None                    Printers for the Funds'         Monthly
                                                 prospectuses, supplements,
                                                 and SAIs.
------------------------ ----------------------- ------------------------------- -------------------------
------------------------ ----------------------- ------------------------------- -------------------------
Merrill Corporation      None                    Provides fulfillment of the     Monthly
                                                 Funds' prospectuses,
                                                 supplements, SAIs,
                                                 and sales materials.
------------------------ ----------------------- ------------------------------- -------------------------
------------------------ ----------------------- ------------------------------- -------------------------
Citigroup                None                    Citigroup is the software       Daily
                                                 vendor for Yield Book, an
                                                 analytic software program.
                                                 CMA uses Yield Book to
                                                 perform ongoing risk analysis
                                                 and management of certain
                                                 fixed income funds and fixed
                                                 income separately managed
                                                 accounts.
------------------------ ----------------------- ------------------------------- -------------------------
------------------------ ----------------------- ------------------------------- -------------------------
Mellon Analytical        None                    Provides portfolio              Monthly
Solutions                                        characteristics to assist in
                                                 performance reviews and
                                                 reporting.
------------------------ ----------------------- ------------------------------- -------------------------
------------------------ ----------------------- ------------------------------- -------------------------
Cogent Consulting        None                    Facilitates the evaluation of   Daily
                                                 commission rates and provides
                                                 flexible commission reporting.
------------------------ ----------------------- ------------------------------- -------------------------
------------------------ ----------------------- ------------------------------- -------------------------
Moody's Investors        None                    Vendor uses to maintain         Monthly
Services                                         ratings for certain money
                                                 market funds.
------------------------ ----------------------- ------------------------------- -------------------------




                                                              February 27, 2007